Disposal group held for sale (Details) € in Millions, R in Millions, $ in Billions				12 Months Ended
	Jul. 28, 2020 EUR (€) item	Sep. 30, 2019 EUR (€)	Jul. 26, 2019	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jul. 28, 2020 ZAR (R)
Disposal groups held for sale
Assets					R 479,162	R 469,968
Impairment loss					111,592	18,451	R 9,115
Disposal groups held-for-sale
Disposal groups held for sale
Assets					84,268	2,554
Liabilities					(5,531)	(488)
Assets (liabilities)					78,737	2,066
Disposal groups held-for-sale | Mining
Disposal groups held for sale
Assets (liabilities)					3
Disposal groups held-for-sale | Energy
Disposal groups held for sale
Assets (liabilities)					6,793	14
Disposal groups held-for-sale | Base Chemicals
Disposal groups held for sale
Assets (liabilities)					52,613	1,852
Disposal groups held-for-sale | Performance Chemicals
Disposal groups held for sale
Assets (liabilities)					19,328	200
US Chemicals assets held for sale
Disposal groups held for sale
Assets					71,001
Liabilities					(2,425)
Assets (liabilities)					68,600
Impairment loss				$ 4.2	72,600
Secunda Synfuels Operations Air Separation Units
Disposal groups held for sale
Assets					5,675
Liabilities					(38)
Number of air separation units to be sold | item	16
Proceeds from divestment to be received after fulfilment of various conditions								R 8,500
Proceeds from divestment to be received after fulfilment of various conditions excluding amount in foreign currency								R 5,525
Amount translated at closing to be received after fulfilment of various conditions | €	€ 147.5
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Disposal groups held for sale
Assets					5,951
Liabilities					(2,604)
Base Chemicals - Explosives business
Disposal groups held for sale
Assets						1,404
Liabilities						(398)
Base Chemicals - Investment in Sasol Huntsman GmbH & co KG
Disposal groups held for sale
Assets						846
Disposal of equity interest (as a percent)			50.00%
Consideration for sale of equity interest | €		€ 90.3
Other
Disposal groups held for sale
Assets					1,641	304
Liabilities					R (464)	R (90)